Trade Receivables, Net (Details 1) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Trade Receivables, Net [Abstract]
1 - 30 Days Past Due	$ 488,533	$ 1,331,914	$ 2,449,819
31 - 60 Days Past Due	219,893	724,023	997,284
Greater than 60 Days Past Due	1,220,715	1,224,162	1,564,355
Total Past Due	1,929,141	3,280,099	5,011,458
Current	18,205,383	23,465,625	22,317,395
Total Trade Receivables	20,134,524	26,745,724	27,328,853
Recorded Investment > 60 Days and accruing	$ 32,670	$ 53,069	$ 372,928